Offerings	Jan. 21, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees for each identified class of securities. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities of each identified class of securities to be offered at indeterminate prices is being registered pursuant to this registration statement, including securities that may be issued upon exercise, conversion or exchange of, or pursuant to anti-dilution adjustments or pursuant to a share dividend, share split or similar transaction with respect to, any securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees for each identified class of securities. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities of each identified class of securities to be offered at indeterminate prices is being registered pursuant to this registration statement, including securities that may be issued upon exercise, conversion or exchange of, or pursuant to anti-dilution adjustments or pursuant to a share dividend, share split or similar transaction with respect to, any securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees for each identified class of securities. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities of each identified class of securities to be offered at indeterminate prices is being registered pursuant to this registration statement, including securities that may be issued upon exercise, conversion or exchange of, or pursuant to anti-dilution adjustments or pursuant to a share dividend, share split or similar transaction with respect to, any securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees for each identified class of securities. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities of each identified class of securities to be offered at indeterminate prices is being registered pursuant to this registration statement, including securities that may be issued upon exercise, conversion or exchange of, or pursuant to anti-dilution adjustments or pursuant to a share dividend, share split or similar transaction with respect to, any securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees for each identified class of securities. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities of each identified class of securities to be offered at indeterminate prices is being registered pursuant to this registration statement, including securities that may be issued upon exercise, conversion or exchange of, or pursuant to anti-dilution adjustments or pursuant to a share dividend, share split or similar transaction with respect to, any securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees for each identified class of securities. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities of each identified class of securities to be offered at indeterminate prices is being registered pursuant to this registration statement, including securities that may be issued upon exercise, conversion or exchange of, or pursuant to anti-dilution adjustments or pursuant to a share dividend, share split or similar transaction with respect to, any securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100